WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF AUGUST 31, 2000

PORTFOLIO OF INVESTMENTS

(EXPRESSED IN UNITED STATES DOLLARS)

COMMON STOCKS AND WARRANTS -- 92.85%

                                                                    PERCENTAGE OF
SECURITY                                  SHARES      VALUE         NET ASSETS
---------------------------------------------------------------------------------
Major Capitalization - Europe -- 15.38%
---------------------------------------------------------------------------------
Altana                                      250,000   $ 23,969,250         2.49%
Novartis AG                                  30,000     45,348,637         4.71%
Roche Holding AG                              1,800     16,114,778         1.67%
Sanofi-Synthelabo(1)                        750,000     36,553,106         3.80%
Serono                                       22,261     26,112,760         2.71%
---------------------------------------------------------------------------------
                                                      $148,098,531        15.38%
---------------------------------------------------------------------------------
Major Capitalization - Far East -- 9.07%
---------------------------------------------------------------------------------
Banyu Pharmaceutical Co.                    900,000   $ 18,439,683         1.92%
Chugai Pharmaceuticals, Co., Ltd.           900,000     16,034,507         1.67%
Eisai Co., Ltd.                             600,000     18,116,180         1.88%
Fujisawa Pharmaceutical                     500,000     17,019,082         1.77%
Shionogi & Co., Ltd.                      1,000,000     17,628,581         1.83%
---------------------------------------------------------------------------------
                                                      $ 87,238,033         9.07%
---------------------------------------------------------------------------------
Major Capitalization - North America -- 30.18%
---------------------------------------------------------------------------------
Abgenix, Inc.                               400,000   $ 30,068,760         3.12%
Alza Corp.(1)                               400,000     30,250,000         3.14%
American Home Products Corp.                550,000     29,803,125         3.10%
Chiron Corp.(1)                             700,000     37,843,750         3.93%
Forest Laboratories, Inc.(1)                140,000     13,702,500         1.42%
Genzyme Corp., Class A(1)                   345,000     25,896,562         2.69%
Gilead Sciences, Inc.(1)                    200,000     21,600,000         2.24%
Lilly (Eli) & Co.                           500,000     36,500,000         3.79%
Pfizer, Inc.                                825,000     35,681,250         3.71%
Pharmacia Corp.                             500,000     29,281,250         3.04%
---------------------------------------------------------------------------------
                                                      $290,627,197        30.18%
---------------------------------------------------------------------------------
Specialty Capitalization - Europe -- 1.04%
---------------------------------------------------------------------------------
Compugen Ltd.(1)                            245,000   $  3,858,750         0.40%
Givaudan-Reg.(1)                              1,800        481,377         0.05%
Swiss Serum Institute                           328      5,703,529         0.59%
---------------------------------------------------------------------------------
                                                      $ 10,043,656         1.04%
---------------------------------------------------------------------------------
                                                                    PERCENTAGE OF
SECURITY                                  SHARES      VALUE         NET ASSETS
---------------------------------------------------------------------------------

Specialty Capitalization - North America -- 37.18%
---------------------------------------------------------------------------------
Alexion Pharmaceuticals, Inc.(1)            210,000   $ 22,050,000         2.29%
Arena Pharmaceuticals (1)(2)(3)             832,018     38,480,832         4.00%
Argonaut Technologies, Inc.                  80,000      1,390,000         0.15%
Aviron(1)                                   250,000     11,250,000         1.17%
Bio-Technology General Corp.(1)           1,200,000     16,725,000         1.74%
Caliper Technologies Corp.(2)(3)            500,000     31,062,500         3.23%
Celera Genomics Group                       200,000     21,687,500         2.25%
Curis, Inc.                                  42,140        855,969         0.09%
Enzon, Inc.                                 300,000     18,262,500         1.90%
GelTex Pharmaceuticals, Inc.(1)             568,000     23,012,861         2.39%
Genaissance Pharmaceuticals                 159,900      3,567,769         0.37%
IntraBiotics Pharmaceuticals(2)(3)          166,667      3,500,007         0.36%
Molecular Devices Corp.(1)                  103,470      8,568,609         0.89%
Orapharma, Inc.                             600,000      6,825,000         0.71%
Orchid BioSciences Warrants(1)(2)(3)        100,000      4,368,750         0.45%
Orchid BioSciences, Inc.(1)(2)(3)           807,749     36,298,221         3.77%
PathoGenesis Corp.(1)                       521,300     19,939,725         2.07%
Pharmacopeia, Inc.(1)                       405,000     16,984,688         1.77%
Praecis Pharmaceuticals                     350,900     15,373,806         1.60%
SangStat Medical Corp.(1)                   609,500     12,342,375         1.28%
Telik, Inc.                                 174,000      1,772,625         0.18%
TransGenomic, Inc.(1)                        64,000      1,344,000         0.14%
Tularik, Inc.                               525,000     17,521,875         1.82%
Watson Pharmaceuticals, Inc.(1)             400,000     24,675,000         2.56%
---------------------------------------------------------------------------------
                                                      $357,859,612        37.18%
---------------------------------------------------------------------------------
Total Common Stocks and Warrants
   (identified cost $559,859,675)                     $893,867,029
---------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF AUGUST 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

PREFERRED STOCKS -- 1.14%

                                                                    PERCENTAGE OF
SECURITY                                  SHARES      VALUE         NET ASSETS
---------------------------------------------------------------------------------
Specialty Capitalization - North America -- 1.14%
---------------------------------------------------------------------------------
Acadia Pharmaceuticals, Inc.(2)(3)          400,000   $  3,000,000         0.31%
Adolor, Inc., Series G(2)(3)                500,000        765,000         0.08%
Adolor, Inc., Series H(2)(3)              1,094,772      1,675,001         0.17%
Memory Pharmaceutical, Series C(2)(3)       400,000      1,000,000         0.10%
NetGenics, Inc. Convertible, Series D,
Preferred R(1)(2)(3)                        250,000        575,000         0.06%
NetGenics, Inc., Series E(1)(2)(3)          652,173      1,499,998         0.16%
Physiome Sciences, Inc., Series E(2)(3)     521,920      2,499,997         0.26%
---------------------------------------------------------------------------------
                                                      $ 11,014,996         1.14%
---------------------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $10,674,999)                      $ 11,014,996
---------------------------------------------------------------------------------
Total Investments
   (identified cost $570,534,674)                     $904,882,025        93.99%
---------------------------------------------------------------------------------
Other Assets, Less Liabilities                        $ 57,829,744         6.01%
---------------------------------------------------------------------------------
Net Assets                                            $962,711,769       100.00%
---------------------------------------------------------------------------------

 (1)  Non-income producing security.
 (2)  Restricted security.
 (3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2000
(EXPRESSED IN UNITED STATES DOLLARS)
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $570,534,674)        $904,882,025
Cash                                        73,459,136
Foreign currency, at value
   (identified cost, $7,741,401)             7,563,028
Receivable for investments sold              2,156,715
Dividends receivable                           291,750
Deferred organization expenses                   3,414
------------------------------------------------------
TOTAL ASSETS                              $988,356,068
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $ 25,614,106
Accrued expenses                                30,193
------------------------------------------------------
TOTAL LIABILITIES                         $ 25,644,299
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $962,711,769
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $628,351,614
Net unrealized appreciation (computed on
   the basis of identified cost)           334,360,155
------------------------------------------------------
TOTAL                                     $962,711,769
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
AUGUST 31, 2000
(EXPRESSED IN UNITED STATES DOLLARS)
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes,
   $332,202)                              $  1,693,331
Interest                                        36,409
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  1,729,740
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  3,291,038
Administration fee                           1,038,960
Trustees' fees and expenses                     20,449
Legal and accounting services                   44,949
Custodian fee                                  156,811
Amortization of organization expenses            2,408
Miscellaneous                                   18,586
------------------------------------------------------
TOTAL EXPENSES                            $  4,573,201
------------------------------------------------------
Deduct --
   Reduction of custodian fee             $    153,585
------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    153,585
------------------------------------------------------

NET EXPENSES                              $  4,419,616
------------------------------------------------------

NET INVESTMENT LOSS                       $ (2,689,876)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 54,983,332
   Foreign currency transactions              (333,710)
------------------------------------------------------
NET REALIZED GAIN                         $ 54,649,622
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $292,052,009
   Foreign currency                             11,603
------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $292,063,612
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $346,713,234
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $344,023,358
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

(EXPRESSED IN UNITED STATES DOLLARS)

INCREASE (DECREASE)                       YEAR ENDED       YEAR ENDED
IN NET ASSETS                             AUGUST 31, 2000  AUGUST 31, 1999
--------------------------------------------------------------------------
From operations --
   Net investment loss                    $    (2,689,876) $      (784,314)
   Net realized gain                           54,649,622       19,258,866
   Net change in unrealized
      appreciation (depreciation)             292,063,612       57,606,206
--------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $   344,023,358  $    76,080,758
--------------------------------------------------------------------------
Capital transactions --
   Contributions                          $   536,036,150  $    58,763,929
   Withdrawals                               (122,428,380)     (74,426,211)
--------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $   413,607,770  $   (15,662,282)
--------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $   757,631,128  $    60,418,476
--------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------
At beginning of year                      $   205,080,641  $   144,662,165
--------------------------------------------------------------------------
AT END OF YEAR                            $   962,711,769  $   205,080,641
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                               YEAR ENDED AUGUST 31,
                                  ------------------------------------------------
                                    2000         1999         1998         1997
----------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Operating expenses                 1.09%        0.95%        1.06%        1.25%
   Interest expense                     --         0.01%          --           --
   Expenses after custodian
      fee reduction                   1.05%        0.90%        0.92%        1.18%
   Net investment loss               (0.64)%      (0.42)%      (0.49)%      (0.81)%
Portfolio Turnover                      31%          41%          34%          14%
----------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $962,712     $205,081     $144,662     $152,717
----------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF AUGUST 31, 2000

NOTES TO FINANCIAL STATEMENTS

(EXPRESSED IN UNITED STATES DOLLARS)

1 Significant Accounting Policies
-------------------------------------------
   Worldwide Health Sciences Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on March 26, 1996. The Portfolio seeks long-term capital growth by investing in a global and diversified portfolio of securities of health sciences companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. Investment operations began on September 1, 1996, with the acquisition of securities with a value of $51,528,696, including unrealized appreciation of $9,053,201, in exchange for interest in the Portfolio by one of the Portfolio's investors. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Securities listed on a recognized stock exchange, whether U.S. or foreign, are valued at the last reported sale price on that exchange prior to the time when assets are valued or prior to the close of trading on the New York Stock Exchange. In the event that there are no sales, the last available sale price will be used. If a security is traded on more than one exchange, the security is valued at the last sale price on the exchange where the stock is primarily traded. Securities for which market quotations are not readily available and other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Portfolio's officers in a manner specifically authorized by the Board of Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios custodian fees are reflected as a reduction of total operating expenses on the Statement of Operations.

 E Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

 F Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 G Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 H Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as nonhedging purposes. The forward

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF AUGUST 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

   foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains and losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

2 Investment Advisory Fees, Administrator's Fees and Other Transactions with
  Affiliates
-------------------------------------------
   Pursuant to the Advisory Agreement, OrbiMed Advisors, Inc. (OrbiMed) serves as the Investment Adviser of the Portfolio. Under this agreement, OrbiMed receives a monthly fee at the annual rate of 1% of the Portfolio's first $30 million in average net assets, 0.90% of the next $20 million in average net assets, 0.75% of the next $450 million in average net assets, and 0.70% of the next $500 million in average net assets. The fee rate declines for net assets of $1 billion and greater. In addition, effective September 1, 1997, OrbiMed's fee is subject to an upward or downward performance fee adjustment of up to 0.25% of the average daily net assets of the Portfolio based upon the investment performance of the Portfolio compared to the Standard & Poor's Index of 500 Common Stocks over specified periods. For the year ended August 31, 2000, the fee was equivalent to 0.78% of the Portfolio's average daily net assets and amounted to $3,291,038.

   Under an Administration Agreement between the Portfolio and its Administrator, Eaton Vance Management (EVM), EVM manages and administers the affairs of the Portfolio. EVM earns a monthly fee at the annual rate of 0.25% of the first $500 million in average daily net assets of the Portfolio, 0.23% of the next $500 million of average net assets and at reduced rates as daily net assets exceed $1 billion. For the year ended August 31, 2000, the administration fee was 0.25% of average net assets and amounted to $1,038,960.

   Except for Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustee Deferred Compensation Plan. For the year ended August 31, 2000, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $482,354,898 and $127,241,445, respectively, for the year ended August 31, 2000.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2000, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $570,779,850
    ------------------------------------------------------
    Gross unrealized appreciation             $346,471,377
    Gross unrealized depreciation              (12,369,202)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $334,102,175
    ------------------------------------------------------

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF AUGUST 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

   Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 2000.

7 Restricted Securities
-------------------------------------------
   At August 31, 2000, the Portfolio owned the following securities (representing 11.02% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees. This valuation may differ from the value that would be realized if the securities were sold and the difference could be material to the financial statements.

                                              DATE OF
    DESCRIPTION                               ACQUISITION  SHARES       COST         FAIR VALUE
    --------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS
    --------------------------------------------------------------------------------------------
    Arena Pharmaceuticals                         1/28/99      832,018  $ 3,894,066  $38,480,832
    Caliper Technologies Corp.                    8/28/00      200,000    9,600,000   12,425,000
    IntraBiotics Pharmaceuticals                  3/28/00      166,667    1,000,002    3,500,007
    Orchid BioSciences Warrants                   5/24/99      100,000            0    4,368,750
    Orchid BioSciences, Inc.                     12/20/99      807,749    4,057,411   36,298,221
    --------------------------------------------------------------------------------------------
                                                                        $18,551,479  $95,072,810
    --------------------------------------------------------------------------------------------
    PREFERRED STOCKS
    --------------------------------------------------------------------------------------------
    Acadia Pharmaceuticals, Inc.                  5/05/00      400,000  $ 3,000,000  $ 3,000,000
    Adolor, Inc., Series G                        1/10/00      500,000      500,000      765,000
    Adolor, Inc., Series H                        7/10/00    1,094,772    1,675,001    1,675,001
    Memory Pharmaceutical, Series C               6/21/00      400,000    1,000,000    1,000,000
    NetGenics, Inc. Convertible, Series D,
     Preferred R                                  3/20/98      250,000      500,000      575,000
    NetGenics, Inc., Series E                    12/21/99      652,173    1,499,998    1,499,998
    Physiome Sciences, Inc., Series E             5/16/00      521,920    2,500,000    2,499,997
    --------------------------------------------------------------------------------------------
                                                                        $10,674,999  $11,014,996
    --------------------------------------------------------------------------------------------

8 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At August 31, 2000 there were no outstanding obligations under these financial instruments.

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF AUGUST 31, 2000

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF WORLDWIDE HEALTH SCIENCES PORTFOLIO:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and supplementary data present fairly, in all material respects, the financial position of Worldwide Health Sciences Portfolio (the "Portfolio") at August 31, 2000, and the results of its operations, the changes in its net assets, and supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 27, 2000

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF AUGUST 31, 2000

INVESTMENT MANAGEMENT

WORLDWIDE HEALTH SCIENCES PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Samuel D. Isaly
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

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